Related parties transactions and balances	12 Months Ended
Dec. 31, 2022
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Related parties transactions and balances
Note 27. Related parties transactions and balances
Note 2.3 provides information on the Company’s structure. As of December 31, 2022 and 2021, the Company carries no balances with related parties.
Key management personnel remuneration
Below are the amounts recognized in the consolidated statements of profit or loss and other comprehensive income related to Company key personnel:

	As of December 31, 2022	As of December 31, 2021	As of December 31, 2020
Short-term benefits	12,990	11,626	7,273
Share-based payment transactions	13,119	8,875	8,699

Total compensation paid to key personnel	26,109	20,501	15,972